Shareholders' equity (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity
Share capital	€ 4,005	€ 4,005
Retained earnings	37,436	36,702
Cumulative currency translation differences	7,209	6,605
Legal reserve	959	959
Reserve for treasury shares	981	581
Reserve related to the fair value of cash flow hedging derivatives net of the tax effect	(465)	(9)
Reserve related to the defined benefit plans net of tax effect	(173)	(130)
Other comprehensive income on equity-accounted investments	60	66
Other comprehensive income on other investments	12	15
Other reserves	190	190
Treasury shares	(981)	(581)
Interim dividend	(1,542)	(1,513)
Net profit (loss) for the year	148	4,126
Total Eni shareholders' equity	€ 47,839	€ 51,016